PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 54.3%
U.S. Treasury Obligations 47.5%
U.S. Treasury Bonds	4.125%	08/15/44	1,500	$1,430,859
U.S. Treasury Bonds	4.250	08/15/54	1,000	980,156
U.S. Treasury Notes	3.625	09/30/31	3,500	3,399,375
U.S. Treasury Notes	3.875	08/15/34	2,500	2,440,625
U.S. Treasury Notes	4.125	10/31/26	5,500	5,493,770
U.S. Treasury Notes	4.125	10/31/29	10,000	10,027,344

Total U.S. Treasury Obligations (cost $23,734,189)				23,772,129

	Shares
Unaffiliated Exchange-Traded Funds 6.8%
iShares Core S&P 500 ETF	2,950	1,784,956
Vanguard S&P 500 ETF	2,950	1,632,678

Total Unaffiliated Exchange-Traded Funds (cost $3,299,352)		3,417,634

Total Long-Term Investments (cost $27,033,541)		27,189,763

Short-Term Investments 45.4%
Affiliated Mutual Fund 10.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $5,460,905)(wb)	5,460,905	5,460,905

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 8.8%
U.S. Treasury Bills	4.582%	02/11/25	1,500	1,487,013

U.S. Treasury Bills	4.848	07/10/25	3,000	2,923,301

Total U.S. Treasury Obligations (cost $4,401,047)				4,410,314

PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description		Value
Options Purchased*~ 25.7%
(cost $8,416,424)	$12,836,951

Total Short-Term Investments (cost $18,278,376)	22,708,170

TOTAL INVESTMENTS 99.7% (cost $45,311,917)	49,897,933
Other assets in excess of liabilities(z) 0.3%	138,134

Net Assets 100.0%	$50,036,067

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/08/29	$500.00		450		45	$8,784,730
SPDR S&P 500 ETF Trust	Call	06/18/29	$545.00		235		24	4,052,221
Total Options Purchased (cost $8,416,424)								$12,836,951
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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